Asbestos (Details 6) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Claim	Mar. 31, 2012 AUD Claim	Mar. 31, 2011 USD ($) Claim	Mar. 31, 2011 AUD Claim	Mar. 31, 2010 USD ($) Claim	Mar. 31, 2010 AUD Claim	Mar. 31, 2009 USD ($) Claim	Mar. 31, 2009 AUD Claim	Mar. 31, 2008 USD ($) Claim	Mar. 31, 2008 AUD Claim
Activity related to the numbers of open claims, new claims and closed claims and the average settlement per settled claim and case closed
Number of open claims at beginning of period	564	564	529	529	534	534	523	523	490	490
Number of new claims	456	456	494	494	535	535	607	607	552	552
Number of closed claims	428	428	459	459	540	540	596	596	519	519
Number of open claims at end of period	592	592	564	564	529	529	534	534	523	523
Average settlement amount per settled claim	$ 228,361	218,610	$ 193,090	204,366	$ 162,250	190,627	$ 151,300	190,638	$ 128,096	147,349
Average settlement amount per case closed	$ 207,019	198,179	$ 163,642	173,199	$ 146,325	171,917	$ 133,530	168,248	$ 109,832	126,340